Schedule of Investments (unaudited) January 31, 2020	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 26.6%
Associated Banc-Corp.	49,565	$987,830
BancorpSouth Bank	29,847	852,729
Bank of America Corp.	2,381,884	78,197,252
Bank of Hawaii Corp.	12,709	1,138,726
Bank OZK	37,809	1,027,649
BankUnited Inc.	29,891	986,403
BOK Financial Corp.	9,924	783,004
Cathay General Bancorp.	23,804	858,372
CIT Group Inc.	29,625	1,354,159
Citigroup Inc.	681,043	50,676,410
Citizens Financial Group Inc.	135,703	5,059,008
Comerica Inc.	45,131	2,760,212
Commerce Bancshares Inc.	32,343	2,188,327
Cullen/Frost Bankers Inc.	17,790	1,586,156
East West Bancorp. Inc.	45,685	2,094,200
Fifth Third Bancorp.	221,379	6,298,232
First Citizens BancShares Inc./NC, Class A	2,716	1,430,843
First Financial Bankshares Inc.	42,737	1,432,544
First Hawaiian Inc.	41,154	1,195,935
First Horizon National Corp.	97,586	1,561,376
First Republic Bank/CA	52,582	5,830,292
FNB Corp.	102,010	1,190,457
Fulton Financial Corp.	51,368	846,031
Glacier Bancorp. Inc.	26,662	1,129,669
Hancock Whitney Corp.	27,129	1,078,106
Home BancShares Inc./AR	48,552	928,314
Huntington Bancshares Inc./OH	322,668	4,378,605
IBERIABANK Corp.	16,263	1,182,483
International Bancshares Corp.	17,845	703,093
Investors Bancorp. Inc.	70,604	853,249
JPMorgan Chase & Co.	974,965	129,046,367
KeyCorp.	307,336	5,750,257
M&T Bank Corp.	41,165	6,937,126
PacWest Bancorp.	37,274	1,306,454
People’s United Financial Inc.	139,209	2,146,603
Pinnacle Financial Partners Inc.	22,565	1,332,689
PNC Financial Services Group Inc. (The)	136,594	20,291,039
Popular Inc.	30,138	1,686,522
Prosperity Bancshares Inc.	29,634	2,080,307
Regions Financial Corp.	301,235	4,690,229
Signature Bank/New York NY	16,920	2,400,779
Sterling Bancorp./DE	63,355	1,267,100
SVB Financial Group(a)	16,114	3,872,678
Synovus Financial Corp.	46,044	1,612,461
TCF Financial Corp.	48,190	2,037,473
Texas Capital Bancshares Inc.(a)	15,730	864,521
Truist Financial Corp.	418,393	21,576,527
Trustmark Corp.	19,701	630,038
U.S. Bancorp.	443,410	23,598,280
UMB Financial Corp.	13,561	901,264
Umpqua Holdings Corp.	69,389	1,172,674
United Bankshares Inc./WV	31,471	1,079,455
Valley National Bancorp.	122,123	1,285,955
Webster Financial Corp.	28,808	1,292,327
Wells Fargo & Co.	1,200,600	56,356,164
Western Alliance Bancorp.	29,404	1,623,983
Wintrust Financial Corp.	17,752	1,123,347

Security	Shares	Value

Banks (continued)
Zions Bancorp. N.A.	53,412	$2,429,712

		480,981,997

Capital Markets — 14.9%
Affiliated Managers Group Inc.	15,370	1,227,295
Ameriprise Financial Inc.	39,523	6,537,499
Bank of New York Mellon Corp. (The)	261,787	11,722,822
BlackRock Inc.(b)	36,763	19,386,968
Blackstone Group Inc. (The), Class A	205,683	12,561,061
Cboe Global Markets Inc.	34,686	4,274,009
Charles Schwab Corp. (The)	356,797	16,252,103
CME Group Inc.	111,801	24,273,115
E*TRADE Financial Corp.	70,542	3,006,500
Eaton Vance Corp., NVS	35,249	1,612,642
Evercore Inc., Class A	12,316	943,652
FactSet Research Systems Inc.	11,870	3,396,126
Federated Investors Inc., Class B	30,109	1,090,849
Franklin Resources Inc.	87,111	2,203,908
Goldman Sachs Group Inc. (The)	99,420	23,637,105
Interactive Brokers Group Inc., Class A	24,088	1,132,136
Intercontinental Exchange Inc.	173,708	17,325,636
Invesco Ltd.	116,791	2,020,484
Janus Henderson Group PLC	49,121	1,241,288
Lazard Ltd., Class A	35,201	1,477,034
Legg Mason Inc.	25,634	1,003,571
LPL Financial Holdings Inc.	25,336	2,334,206
MarketAxess Holdings Inc.	11,848	4,196,325
Moody’s Corp.	50,650	13,006,414
Morgan Stanley	383,817	20,058,276
Morningstar Inc.	6,456	1,012,882
MSCI Inc.	26,424	7,551,979
Nasdaq Inc.	35,814	4,170,898
Northern Trust Corp.	66,096	6,464,850
Raymond James Financial Inc.	38,608	3,529,929
S&P Global Inc.	76,250	22,396,912
SEI Investments Co.	39,451	2,574,572
State Street Corp.	113,432	8,578,862
Stifel Financial Corp.	21,479	1,389,477
T Rowe Price Group Inc.	72,895	9,733,669
TD Ameritrade Holding Corp.	82,768	3,929,825
Tradeweb Markets Inc., Class A	19,979	922,630
Virtu Financial Inc., Class A	24,019	400,877

		268,578,386

Consumer Finance — 3.7%
Ally Financial Inc.	118,799	3,805,132
American Express Co.	209,312	27,183,349
Capital One Financial Corp.	145,281	14,499,044
Credit Acceptance Corp.(a)	4,336	1,860,057
Discover Financial Services	97,786	7,346,662
FirstCash Inc.	13,439	1,168,790
Green Dot Corp., Class A(a)	14,749	443,650
LendingTree Inc.(a)	2,426	754,971
Navient Corp.	60,504	870,048
OneMain Holdings Inc.	24,089	1,020,651
Santander Consumer USA Holdings Inc.	32,042	852,958
SLM Corp.	131,711	1,438,284
Synchrony Financial	185,482	6,011,472

		67,255,068

Diversified Financial Services — 7.9%
Berkshire Hathaway Inc., Class B(a)	608,027	136,459,499

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Equitable Holdings Inc.	138,248	$3,320,717
Voya Financial Inc.	42,293	2,526,161

		142,306,377

Equity Real Estate Investment Trusts (REITs) — 20.1%
Acadia Realty Trust	27,045	671,257
Alexandria Real Estate Equities Inc.	38,291	6,249,091
American Campus Communities Inc.	42,786	1,962,594
American Homes 4 Rent, Class A	79,379	2,169,428
American Tower Corp.	138,174	32,020,443
Americold Realty Trust	60,209	2,075,404
Apartment Investment & Management Co., Class A	46,635	2,458,131
Apple Hospitality REIT Inc.	65,770	987,865
AvalonBay Communities Inc.	43,567	9,440,533
Boston Properties Inc.	44,858	6,430,394
Brandywine Realty Trust	55,412	865,535
Brixmor Property Group Inc.	93,268	1,861,629
Camden Property Trust	30,119	3,386,279
Colony Capital Inc.	152,354	711,493
Columbia Property Trust Inc.	36,649	773,294
CoreCivic Inc.	37,900	604,505
CoreSite Realty Corp.	11,876	1,394,836
Corporate Office Properties Trust	34,956	1,040,640
Cousins Properties Inc.	45,824	1,875,576
Crown Castle International Corp.	129,732	19,439,043
CubeSmart	60,779	1,924,871
CyrusOne Inc.	35,510	2,160,783
DiamondRock Hospitality Co.	63,698	615,960
Digital Realty Trust Inc.	65,110	8,007,879
Diversified Healthcare Trust	75,093	579,718
Douglas Emmett Inc.	51,732	2,146,878
Duke Realty Corp.	114,839	4,169,804
EastGroup Properties Inc.	12,080	1,643,726
EPR Properties	24,657	1,759,770
Equinix Inc.	26,603	15,688,587
Equity Commonwealth	38,167	1,251,496
Equity LifeStyle Properties Inc.	56,888	4,138,602
Equity Residential	108,893	9,046,830
Essex Property Trust Inc.	20,616	6,386,012
Extra Space Storage Inc.	40,452	4,477,227
Federal Realty Investment Trust	21,992	2,749,440
First Industrial Realty Trust Inc.	39,520	1,687,504
Gaming and Leisure Properties Inc.	63,769	3,013,404
GEO Group Inc. (The)	38,056	601,285
Healthcare Realty Trust Inc.	42,111	1,518,523
Healthcare Trust of America Inc., Class A	65,067	2,084,096
Healthpeak Properties Inc.	154,456	5,558,871
Highwoods Properties Inc.	32,397	1,623,414
Host Hotels & Resorts Inc.	224,164	3,662,840
Hudson Pacific Properties Inc.	48,352	1,757,112
Invitation Homes Inc.	168,043	5,288,313
Iron Mountain Inc.	89,680	2,834,785
JBG SMITH Properties	36,900	1,496,295
Kilroy Realty Corp.	30,561	2,523,422
Kimco Realty Corp.	132,044	2,515,438
Lamar Advertising Co., Class A	26,831	2,490,185
Lexington Realty Trust	78,128	864,877
Liberty Property Trust	49,269	3,086,703
Life Storage Inc.	14,533	1,644,845
Macerich Co. (The)	34,790	776,165
Mack-Cali Realty Corp.	28,890	634,424

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Medical Properties Trust Inc.	161,766	$3,583,117
Mid-America Apartment Communities Inc.	35,613	4,886,460
National Health Investors Inc.	13,675	1,153,897
National Retail Properties Inc.	53,542	2,998,352
Omega Healthcare Investors Inc.	68,386	2,868,793
Outfront Media Inc.	44,952	1,336,872
Paramount Group Inc.	63,753	896,367
Park Hotels & Resorts Inc.	74,983	1,645,127
Pebblebrook Hotel Trust	40,912	970,433
Physicians Realty Trust	58,153	1,125,261
Piedmont Office Realty Trust Inc., Class A	39,696	920,550
PotlatchDeltic Corp.	20,927	899,861
Prologis Inc.	197,132	18,309,620
PS Business Parks Inc.	6,290	1,053,952
Public Storage	46,862	10,485,841
Rayonier Inc.	40,282	1,223,767
Realty Income Corp.	101,670	7,971,945
Regency Centers Corp.	52,225	3,240,039
Retail Properties of America Inc., Class A	66,623	809,469
Rexford Industrial Realty Inc.	34,880	1,680,867
RLJ Lodging Trust	52,999	824,664
Ryman Hospitality Properties Inc.	17,146	1,457,924
Sabra Health Care REIT Inc.	61,065	1,312,898
SBA Communications Corp.	35,126	8,766,045
Service Properties Trust	51,696	1,115,600
Simon Property Group Inc.	95,725	12,745,784
SITE Centers Corp.	47,114	598,819
SL Green Realty Corp.	25,442	2,341,682
Spirit Realty Capital Inc.	31,043	1,638,450
STORE Capital Corp.	66,933	2,627,120
Sun Communities Inc.	28,944	4,693,848
Sunstone Hotel Investors Inc.	70,372	892,317
Taubman Centers Inc.	19,464	514,239
UDR Inc.	91,534	4,385,394
Urban Edge Properties	36,487	670,996
Ventas Inc.	116,274	6,727,614
VEREIT Inc.	333,983	3,259,674
VICI Properties Inc.	144,093	3,861,692
Vornado Realty Trust	49,549	3,258,838
Washington REIT	25,159	765,840
Weingarten Realty Investors	37,975	1,105,073
Welltower Inc.	126,575	10,747,483
Weyerhaeuser Co.	232,446	6,729,312
WP Carey Inc.	53,806	4,526,161
Xenia Hotels & Resorts Inc.	35,220	658,262

		363,114,373

Insurance — 13.6%
Aflac Inc.	228,976	11,808,292
Alleghany Corp.(a)	4,503	3,591,863
Allstate Corp. (The)	101,057	11,979,297
American Financial Group Inc./OH	23,449	2,551,017
American International Group Inc.	271,380	13,639,559
Aon PLC	73,039	16,086,840
Arch Capital Group Ltd.(a)	126,484	5,585,533
Arthur J Gallagher & Co.	58,206	5,970,189
Assurant Inc.	18,925	2,470,848
Assured Guaranty Ltd.	30,061	1,377,996
Athene Holding Ltd., Class A(a)	37,310	1,625,224
Axis Capital Holdings Ltd.	26,205	1,683,671
Brighthouse Financial Inc.(a)	34,393	1,337,888

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Brown & Brown Inc.	72,900	$3,273,210
Chubb Ltd.	141,401	21,491,538
Cincinnati Financial Corp.	47,261	4,960,042
CNA Financial Corp.	8,613	384,398
CNO Financial Group Inc.	47,013	826,959
Enstar Group Ltd.(a)	4,628	903,802
Erie Indemnity Co., Class A, NVS	5,819	968,864
Everest Re Group Ltd.	12,772	3,532,352
Fidelity National Financial Inc.	85,941	4,189,624
First American Financial Corp.	35,236	2,183,927
Genworth Financial Inc., Class A(a)	158,541	650,018
Globe Life Inc.	31,212	3,254,163
Hanover Insurance Group Inc. (The)	12,342	1,710,354
Hartford Financial Services Group Inc. (The)	112,432	6,664,969
Kemper Corp.	19,599	1,458,558
Lincoln National Corp.	61,903	3,372,475
Loews Corp.	79,921	4,111,935
Markel Corp.(a)	4,314	5,060,193
Marsh & McLennan Companies Inc.	157,483	17,616,048
Mercury General Corp.	8,477	416,136
MetLife Inc.	243,846	12,121,585
Old Republic International Corp.	88,897	2,004,627
Primerica Inc.	12,931	1,533,099
Principal Financial Group Inc.	80,636	4,269,676
ProAssurance Corp.	14,125	428,976
Progressive Corp. (The)	182,374	14,715,758
Prudential Financial Inc.	125,403	11,419,197
Reinsurance Group of America Inc.	19,575	2,819,779
RenaissanceRe Holdings Ltd.	13,767	2,608,021
RLI Corp.	12,508	1,163,369
Selective Insurance Group Inc.	18,663	1,236,424
Travelers Companies Inc. (The)	80,518	10,597,779
Unum Group	64,517	1,721,959
White Mountains Insurance Group Ltd.	957	1,069,180
Willis Towers Watson PLC	40,108	8,474,419
WR Berkley Corp.	45,388	3,337,380

		246,259,010

IT Services — 10.6%
Mastercard Inc., Class A	272,558	86,111,975
Visa Inc., Class A	532,119	105,875,717

		191,987,692

Mortgage Real Estate Investment — 1.0%
AGNC Investment Corp.	169,133	3,144,182
Annaly Capital Management Inc.	446,730	4,360,085
Blackstone Mortgage Trust Inc., Class A	41,994	1,604,171

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Chimera Investment Corp.	58,360	$1,237,232
Invesco Mortgage Capital Inc.	45,166	789,953
MFA Financial Inc.	142,092	1,108,318
New Residential Investment Corp.	130,410	2,183,063
Starwood Property Trust Inc.	87,964	2,257,156
Two Harbors Investment Corp.	85,426	1,303,601

		17,987,761

Professional Services — 0.4%
CoStar Group Inc.(a)	11,428	7,462,370

Real Estate Management & Development — 0.6%
CBRE Group Inc., Class A(a)	104,425	6,375,146
Howard Hughes Corp. (The)(a)	13,499	1,642,558
Jones Lang LaSalle Inc.	16,153	2,743,103

		10,760,807

Thrifts & Mortgage Finance — 0.5%
Capitol Federal Financial Inc.	44,260	583,347
Essent Group Ltd.	30,868	1,531,362
MGIC Investment Corp.	109,794	1,514,059
New York Community Bancorp. Inc.	145,681	1,611,232
Radian Group Inc.	62,766	1,537,139
TFS Financial Corp.	16,081	328,535
Washington Federal Inc.	24,468	831,912

		7,937,586

Total Common Stocks — 99.9% (Cost: $1,671,377,961)		1,804,631,427

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(b)(c)	1,985,000	1,985,000

Total Short-Term Investments — 0.1% (Cost: $1,985,000)		1,985,000

Total Investments in Securities — 100.0% (Cost: $1,673,362,961)		1,806,616,427

Other Assets, Less Liabilities — 0.0%		861,777

Net Assets — 100.0%		$1,807,478,204

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Financials ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased	Shares Sold		Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,045,094	—	(8,045,094	)(b)	—	$—	$51,017	(c)	$12,972		$(2,175)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,371,302	—	(386,302	)(b)	1,985,000	1,985,000	39,847		—		—
BlackRock Inc.	38,120	13,176	(14,533)		36,763	19,386,968	362,726		420,603		875,672

						$21,371,968	$453,590		$433,575		$873,497

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	19	03/20/20	$707	$(128)
E-Mini S&P Select Sector Financial Index	21	03/20/20	1,935	(35,103)

				$(35,231)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,804,631,427	$—	$—	$1,804,631,427
Money Market Funds	1,985,000	—	—	1,985,000

	$1,806,616,427	$—	$—	$1,806,616,427

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(35,231)	$—	$—	$(35,231)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4